SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Line Items]
Impairment charges of long-lived assets	$ 20,080	$ 0
R&D tax credit benefits	0	5,697
Revenues	184	160
SDV Development Services
Accounting Policies [Line Items]
Revenues	$ 184
SDV Prototypes
Accounting Policies [Line Items]
Revenues		$ 160